UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------

                                    FORM N-Q
                                    --------

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-06400

                         THE ADVISORS' INNER CIRCLE FUND
               (Exact name of registrant as specified in charter)
                                    --------


                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Corporation
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-877-446-3863

                    DATE OF FISCAL YEAR END: OCTOBER 31, 2009

                   DATE OF REPORTING PERIOD: JANUARY 31, 2009

ITEM 1.   SCHEDULE OF INVESTMENTS

THE ADVISORS' INNER CIRCLE FUND                            TS&W EQUITY PORTFOLIO
                                                    JANUARY 31, 2009 (UNAUDITED)

SCHEDULE OF INVESTMENTS
COMMON STOCK - 94.5%

                                                          SHARES        VALUE
                                                        ----------   -----------
CONSUMER DISCRETIONARY - 5.9%
   Comcast, Cl A                                            35,600   $   521,540
   Lowe's                                                   29,300       535,311
   Target                                                   15,600       486,720
   Walt Disney                                              24,350       503,558
                                                                     -----------
                                                                       2,047,129
                                                                     -----------
CONSUMER STAPLES - 10.8%
   HJ Heinz                                                 13,800       503,700
   Kroger                                                   34,300       771,750
   Nestle ADR                                               14,800       509,860
   Philip Morris International                              16,700       620,405
   Procter & Gamble                                         12,600       686,700
   Wal-Mart Stores                                          13,700       645,544
                                                                     -----------
                                                                       3,737,959
                                                                     -----------
ENERGY - 11.3%
   BP ADR                                                   15,450       656,162
   Chevron                                                  12,000       846,240
   ConocoPhillips                                            5,500       261,415
   EOG Resources                                             6,725       455,753
   Exxon Mobil                                              12,300       940,704
   Noble                                                    17,000       461,550
   Occidental Petroleum                                      5,600       305,480
                                                                     -----------
                                                                       3,927,304
                                                                     -----------
FINANCIALS - 8.1%
   Assurant                                                  8,200       216,480
   Bank of America                                          47,250       310,905
   Goldman Sachs Group                                       4,400       355,212
   JPMorgan Chase                                           24,900       635,199
   Manulife Financial                                       19,650       325,207
   Prudential Financial                                     15,900       409,425
   Wells Fargo                                               9,700       183,330
   Willis Group                                             15,200       376,352
                                                                     -----------
                                                                       2,812,110
                                                                     -----------

THE ADVISORS' INNER CIRCLE FUND                            TS&W EQUITY PORTFOLIO
                                                    JANUARY 31, 2009 (UNAUDITED)

COMMON STOCK - CONTINUED

                                                          SHARES        VALUE
                                                        ----------   -----------
HEALTH CARE - 14.8%
   Abbott Laboratories                                      19,550   $ 1,083,852
   Amgen *                                                  11,100       608,835
   Baxter International                                     12,200       715,530
   Becton Dickinson                                         10,100       733,967
   Bristol-Myers Squibb                                     21,800       466,738
   Hospira *                                                12,100       301,290
   Johnson & Johnson                                        12,800       738,432
   Quest Diagnostics                                         9,900       488,565
                                                                     -----------
                                                                       5,137,209
                                                                     -----------
INDUSTRIALS - 19.0%
   3M                                                       15,750       847,193
   Burlington Northern Santa Fe                              7,550       500,187
   Caterpillar                                              12,800       394,880
   Cummins                                                  18,600       446,028
   Deere                                                     8,100       281,394
   Foster Wheeler *                                         22,400       447,328
   General Electric                                         38,650       468,825
   L-3 Communications Holdings                              13,200     1,043,064
   Norfolk Southern                                         16,800       644,448
   Republic Services                                        14,900       385,314
   Rockwell Collins                                         13,800       519,984
   Siemens ADR                                              10,950       613,857
                                                                     -----------
                                                                       6,592,502
                                                                     -----------
INFORMATION TECHNOLOGY - 15.2%
   BMC Software *                                           32,500       823,225
   Cisco Systems *                                          63,000       943,110
   Corning                                                  41,400       418,554
   Harris                                                   19,900       861,471
   International Business Machines                          10,800       989,820
   Nintendo ADR                                             14,200       516,880
   Nokia ADR                                                30,200       370,554
   Symantec *                                               22,500       344,925
                                                                     -----------
                                                                       5,268,539
                                                                     -----------

THE ADVISORS' INNER CIRCLE FUND                            TS&W EQUITY PORTFOLIO
                                                    JANUARY 31, 2009 (UNAUDITED)

COMMON STOCK - CONCLUDED

                                                          SHARES        VALUE
                                                        ----------   -----------
MATERIALS - 1.6%
   Freeport-McMoRan Copper & Gold                            9,000   $   226,260
   Monsanto                                                  4,300       327,058
                                                                     -----------
                                                                         553,318
                                                                     -----------
TELECOMMUNICATION SERVICES - 3.7%
   Deutsche Telekom ADR                                     40,300       485,212
   Verizon Communications                                   27,200       812,464
                                                                     -----------
                                                                       1,297,676
                                                                     -----------
UTILITIES - 4.1%
   Centerpoint Energy                                       60,700       812,166
   Dominion Resources                                       17,800       626,204
                                                                     -----------
                                                                       1,438,370
                                                                     -----------
   TOTAL COMMON STOCK
      (Cost $45,053,380)                                              32,812,116
                                                                     -----------

REPURCHASE AGREEMENT - 4.1%

                                                           FACE
                                                          AMOUNT
                                                        ----------
   Morgan Stanley
      0.110%, dated 01/30/09, to be repurchased on
      02/02/09, repurchase price $1,439,021
      (collateralized by a U.S. Treasury obligation,
      par value $1,450,778, 8.000%, 11/15/21, with a
      total market value of $1,467,831)
      (Cost $1,439,008)                                 $1,439,008     1,439,008
                                                                     -----------
   TOTAL INVESTMENTS - 98.6%
      (Cost $46,492,388) +                                           $34,251,124
                                                                     ===========

PERCENTAGES ARE BASED ON NET ASSETS OF $34,737,692.

*    NON-INCOME PRODUCING SECURITY.

ADR  - AMERICAN DEPOSITARY RECEIPT
CL   - CLASS

+    AT JANUARY 31, 2009, THE TAX BASIS COST OF THE PORTFOLIO'S INVESTMENTS WAS
$46,492,388 AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $1,269,148 AND $(13,510,412), RESPECTIVELY.

FOR INFORMATION ON THE PORTFOLIO'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE PORTFOLIO'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

TSW-QH-001-1100

                SEE END OF FORM N-Q FILING FOR FAS 157 DISCLOSURE

THE ADVISORS' INNER CIRCLE FUND                                TS&W FIXED INCOME
                                                                       PORTFOLIO
                                                    JANUARY 31, 2009 (UNAUDITED)

SCHEDULE OF INVESTMENTS
CORPORATE OBLIGATIONS - 43.6%

                                                           FACE
                                                          AMOUNT        VALUE
                                                        ----------   -----------
CONSUMER DISCRETIONARY - 5.4%
   DirecTV Holdings
      8.375%, 03/15/13                                  $  250,000   $   251,250
   Goodyear Tire & Rubber
      7.857%, 08/15/11                                     213,000       200,220
   Home Depot
      5.400%, 03/01/16                                     320,000       290,979
   Imax
      9.625%, 12/01/10                                     300,000       232,500
   Phillips-Van Heusen
      7.250%, 02/15/11                                     250,000       234,375
   Rent-A-Center
      7.500%, 05/01/10                                     270,000       248,400
   Ryland Group
      5.375%, 01/15/15                                     500,000       360,000
   TJX
      7.450%, 12/15/09                                     665,000       677,874
                                                                     -----------
                                                                       2,495,598
                                                                     -----------
CONSUMER STAPLES - 2.7%
   Costco Wholesale
      5.500%, 03/15/17                                     500,000       521,899
   Dean Foods
      7.000%, 06/01/16                                     500,000       462,500
   Smithfield Foods
      7.000%, 08/01/11                                     200,000       161,000
   SUPERVALU
      7.875%, 08/01/09                                     100,000        99,750
                                                                     -----------
                                                                       1,245,149
                                                                     -----------
ENERGY - 3.1%
   ConocoPhillips
      5.750%, 02/01/19                                     460,000       456,900

THE ADVISORS' INNER CIRCLE FUND                                TS&W FIXED INCOME
                                                                       PORTFOLIO
                                                    JANUARY 31, 2009 (UNAUDITED)

CORPORATE OBLIGATIONS - CONTINUED

                                                           FACE
                                                          AMOUNT        VALUE
                                                        ----------   -----------
ENERGY - CONTINUED
   Hess
      6.650%, 08/15/11                                  $  510,000   $   516,071
   Weatherford International
      9.625%, 03/01/19                                     440,000       447,827
                                                                     -----------
                                                                       1,420,798
                                                                     -----------
FINANCIALS - 15.7%
   American Financial Group
      7.125%, 04/15/09                                     100,000       100,887
   Bank of America
      6.250%, 04/15/12                                     615,000       617,002
   BB&T
      5.200%, 12/23/15                                     300,000       280,695
   BP Capital Markets
      5.250%, 11/07/13                                     850,000       902,962
   CIT Group
      4.250%, 02/01/10                                     320,000       294,275
   Citigroup
      8.400%, 04/30/09                                     500,000       182,615
   First Tennessee Bank
      2.296%, 02/18/09                                     500,000       489,008
   General Electric Capital
      6.875%, 01/10/39                                     680,000       602,500
   Genworth Financial
      5.650%, 06/15/12                                     740,000       400,043
   GMAC
      6.875%, 09/15/11 (A)                                 158,000       124,392
   JPMorgan Chase
      6.625%, 03/15/12                                     600,000       609,746
   Morgan Stanley
      6.750%, 04/15/11                                     375,000       374,937
      6.625%, 04/01/18                                   1,000,000       915,113
      5.300%, 03/01/13                                      90,000        82,848

THE ADVISORS' INNER CIRCLE FUND                                TS&W FIXED INCOME
                                                                       PORTFOLIO
                                                    JANUARY 31, 2009 (UNAUDITED)

CORPORATE OBLIGATIONS - CONTINUED

                                                           FACE
                                                          AMOUNT        VALUE
                                                        ----------   -----------
FINANCIALS - CONTINUED
   National Rural Utilities Cooperative Finance
      10.375%, 11/01/18                                 $  740,000   $   893,970
   Prudential Financial MTN
      6.625%, 12/01/37                                     500,000       373,195
                                                                     -----------
                                                                       7,244,188
                                                                     -----------
INDUSTRIALS - 4.8%
   Altria Group
      9.700%, 11/10/18                                     525,000       575,434
   Cooper
      6.100%, 07/01/17                                     400,000       382,507
   General Dynamics
      5.250%, 02/01/14                                     370,000       385,411
   L-3 Communications
      7.625%, 06/15/12                                     300,000       298,125
   Macy's Retail Holdings
      6.625%, 04/01/11                                     293,000       248,006
   Steel Dynamics
      7.375%, 11/01/12                                     350,000       315,000
                                                                     -----------
                                                                       2,204,483
                                                                     -----------
INFORMATION TECHNOLOGY - 2.8%
   Hewlett-Packard
      5.500%, 03/01/18                                     500,000       518,408
   Oracle
      5.750%, 04/15/18                                     570,000       593,061
   Xerox Capital Trust I
      8.000%, 02/01/27                                     250,000       183,228
                                                                     -----------
                                                                       1,294,697
                                                                     -----------
MATERIALS - 4.2%
   Airgas
      7.125%, 10/01/18 (A)                                 500,000       460,000
   Boise Cascade
      7.125%, 10/15/14                                      60,000        31,200

THE ADVISORS' INNER CIRCLE FUND                                TS&W FIXED INCOME
                                                                       PORTFOLIO
                                                    JANUARY 31, 2009 (UNAUDITED)

CORPORATE OBLIGATIONS - CONTINUED

                                                           FACE
                                                          AMOUNT        VALUE
                                                        ----------   -----------
MATERIALS - CONTINUED
   EI Du Pont de Nemours
      5.875%, 01/15/14                                  $  995,000   $ 1,063,585
   Freeport-McMoRan Copper & Gold
      8.375%, 04/01/17                                     500,000       415,000
                                                                     -----------
                                                                       1,969,785
                                                                     -----------
TELECOMMUNICATION SERVICES - 4.3%
   AT&T
      5.100%, 09/15/14                                     540,000       539,657
   Verizon Communications
      8.750%, 11/01/18                                     700,000       815,332
   Verizon New England
      6.500%, 09/15/11                                     650,000       661,561
                                                                     -----------
                                                                       2,016,550
                                                                     -----------
UTILITIES - 0.6%
   Southern California Gas
      5.500%, 03/15/14                                     250,000       264,075
                                                                     -----------
   TOTAL CORPORATE OBLIGATIONS
      (Cost $21,315,029)                                              20,155,323
                                                                     -----------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED
   OBLIGATIONS - 21.8%
   Federal Home Loan Mortgage Corporation Gold
      6.500%, 03/01/32                                     159,973       168,878
      6.500%, 12/01/32                                     216,929       227,685
      6.000%, 12/01/32                                      72,365        75,092
      6.000%, 07/01/33                                     220,466       228,772
      6.000%, 11/01/33                                     277,298       287,573
      6.000%, 10/01/35                                     580,709       600,411
   Federal National Mortgage Association
      6.000%, 09/01/17                                     127,244       132,815
      6.000%, 04/01/24                                   1,007,984     1,043,112
      5.500%, 02/01/35                                     429,788       441,061

THE ADVISORS' INNER CIRCLE FUND                                TS&W FIXED INCOME
                                                                       PORTFOLIO
                                                    JANUARY 31, 2009 (UNAUDITED)

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS - CONTINUED

                                                           FACE
                                                          AMOUNT        VALUE
                                                        ----------   -----------
   Federal National Mortgage Association - continued
      5.500%, 10/01/35                                  $  525,726   $   539,023
      5.500%, 01/01/36                                   1,582,970     1,623,006
      5.500%, 07/01/36                                     567,884       581,803
      5.000%, 10/01/35                                     952,004       969,646
      5.000%, 03/01/38                                   1,746,925     1,777,835
   Government National Mortgage Association
      6.000%, 11/15/31                                     186,905       193,144
      6.000%, 07/15/35                                   1,164,190     1,199,426
                                                                     -----------
   TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED
    OBLIGATIONS
      (Cost $9,843,864)                                               10,089,282
                                                                     -----------
U.S. TREASURY OBLIGATIONS - 13.8%
   U.S. Treasury Bond TIGR
      4.363%++, 11/15/16                                   605,000       458,989
                                                                     -----------
   U.S. Treasury Notes
      4.375%, 02/15/38                                     115,000       130,381
      4.250%, 08/15/14                                   1,445,000     1,628,787
      4.250%, 11/15/14                                     790,000       890,848
      4.000%, 08/15/18                                     600,000       658,876
      3.875%, 05/15/18                                   1,000,000     1,086,251
      3.750%, 11/15/18                                   1,425,000     1,535,000
                                                                     -----------
                                                                       5,930,143
                                                                     -----------
   TOTAL U.S. TREASURY OBLIGATIONS
      (Cost $6,188,249)                                                6,389,132
                                                                     -----------
U.S. GOVERNMENT AGENCY OBLIGATIONS - 9.2%
   Federal Farm Credit Bank
      4.600%, 01/29/20                                     735,000       708,666
   Federal National Mortgage Association
      5.000%, 04/15/15                                   1,815,000     2,021,957

THE ADVISORS' INNER CIRCLE FUND                                TS&W FIXED INCOME
                                                                       PORTFOLIO
                                                    JANUARY 31, 2009 (UNAUDITED)

U.S. GOVERNMENT AGENCY OBLIGATIONS - CONTINUED

                                                           FACE
                                                          AMOUNT/
                                                          SHARES        VALUE
                                                        ----------   -----------
   Federal National Mortgage Association - continued
      5.000%, 02/13/17                                  $1,395,000   $ 1,509,868
                                                                     -----------
   TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
      (Cost $3,952,315)                                                4,240,491
                                                                     -----------
PREFERRED STOCK - 3.4%
FINANCIALS - 3.4%
   Aegon, 7.250%                                            25,000       333,750
   Aspen Insurance Holdings, 7.401%                         15,800       231,944
   Bank of America, 8.625%                                  35,000       482,300
   Federal Home Loan Mortgage, Ser Z, 0.000%                35,000        37,450
   Federal National Mortgage Association, Ser
      S, 8.250%                                             35,000        38,500
   GMAC Preferred Blocker, 9.000% *                             33         8,236
   Public Storage, Ser H, 6.950% (B)                        12,000       239,160
   Public Storage, Ser M, 6.625% (B)                         7,100       142,000
   Taubman Centers, Ser G, 8.000% (B)                        3,341        55,126
                                                                     -----------
   TOTAL PREFERRED STOCK
      (Cost $4,203,555)                                                1,568,466
                                                                     -----------
OTHER MORTGAGE-BACKED OBLIGATIONS - 1.1%
   Banc of America Commercial Mortgage, Ser 4, Cl A3A
      5.600%, 07/10/46                                     610,000       457,670

THE ADVISORS' INNER CIRCLE FUND                                TS&W FIXED INCOME
                                                                       PORTFOLIO
                                                    JANUARY 31, 2009 (UNAUDITED)

OTHER MORTGAGE-BACKED OBLIGATIONS - CONTINUED

                                                           FACE
                                                          AMOUNT        VALUE
                                                        ----------   -----------
   JP Morgan Mortgage Acquisition, Ser FRE1, Cl A2F2
      5.224%, 10/25/35                                  $    54,540   $   53,938
                                                                     -----------
   TOTAL OTHER MORTGAGE-BACKED OBLIGATIONS
      (Cost $667,307)                                                    511,608
                                                                     -----------
REPURCHASE AGREEMENT - 5.5%
   Morgan Stanley
      0.110%, dated 01/30/09, to be repurchased on
      02/02/09, repurchase price $2,550,800
      (collateralized by a U.S. Treasury obligation,
      par value $2,571,641, 8.000%, 11/15/21, with a
      total market value of $2,601,888)
      (Cost $2,550,776)                                   2,550,777    2,550,777
                                                                     -----------
   TOTAL INVESTMENTS - 98.4%
      (Cost $48,721,095) +                                           $45,505,079
                                                                     ===========

PERCENTAGES ARE BASED ON NET ASSETS OF $46,248,239.

*    NON-INCOME PRODUCING SECURITY.

++   THE RATE REPORTED REPRESENTS THE 7-DAY EFFECTIVE YIELD AS OF JANUARY 31,
     2009.

(A) SECURITIES EXEMPT FROM REGISTRATION UNDER RULE 144A OF THE SECURITIES ACT OF 1933. THESE SECURITIES MAY BE RESOLD IN TRANSACTIONS EXEMPT FROM REGISTRATION NORMALLY TO QUALIFIED INSTITUTIONS. THE TOTAL VALUE OF THESE SECURITIES WAS $584,392 AND REPRESENTED 1.3% OF NET ASSETS.

(B)  REAL ESTATE INVESTMENT TRUST

CL   - CLASS
MTN  - MEDIUM TERM NOTE
SER  - SERIES
TIGR - TREASURY INVESTORS GROWTH RECEIPT

+    AT JANUARY 31, 2009, THE TAX BASIS COST OF THE PORTFOLIO'S INVESTMENTS WAS
$48,721,095 AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $1,315,026 AND $(4,531,042), RESPECTIVELY.

FOR INFORMATION ON THE PORTFOLIO'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE PORTFOLIO'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

TSW-QH-003-1100

                SEE END OF FORM N-Q FILING FOR FAS 157 DISCLOSURE

THE ADVISORS' INNER CIRCLE FUND                               TS&W INTERNATIONAL
                                                                EQUITY PORTFOLIO
                                                    JANUARY 31, 2009 (UNAUDITED)

SCHEDULE OF INVESTMENTS
COMMON STOCK - 99.2%

                                                          SHARES        VALUE
                                                        ----------   -----------
AUSTRALIA - 1.1%
   Downer EDI                                              240,000   $   534,044
                                                                     -----------
AUSTRIA - 1.2%
   EVN                                                      28,000       432,970
   Voestalpine                                               6,000       116,077
                                                                     -----------
                                                                         549,047
                                                                     -----------
BAHAMAS - 0.6%
   Teekay Shipping                                          17,000       297,840
                                                                     -----------
CANADA - 1.4%
   Fairfax Financial Holdings                                  500       162,840
   Toronto-Dominion Bank                                    15,500       500,185
                                                                     -----------
                                                                         663,025
                                                                     -----------
DENMARK - 1.0%
   A P Moeller - Maersk, Cl B                                  100       478,362
                                                                     -----------
FINLAND - 1.2%
   Fortum                                                   28,700       560,397
                                                                     -----------
FRANCE - 6.0%
   AXA                                                      29,800       469,717
   Bouygues                                                 12,500       426,025
   Dassault Systemes                                        12,300       464,602
   Euler Hermes                                             10,400       371,466
   Sanofi-Aventis                                            9,500       534,767
   UBISOFT Entertainment *                                  37,600       529,826
                                                                     -----------
                                                                       2,796,403
                                                                     -----------
GERMANY - 13.3%
   Adidas                                                   20,000       692,611
   Allianz                                                   7,500       629,371
   Deutsche Telekom                                         63,000       760,904
   EON ADR                                                  35,000     1,121,050

THE ADVISORS' INNER CIRCLE FUND                               TS&W INTERNATIONAL
                                                                EQUITY PORTFOLIO
                                                    JANUARY 31, 2009 (UNAUDITED)

COMMON STOCK - CONTINUED

                                                          SHARES        VALUE
                                                        ----------   -----------
GERMANY - CONTINUED
   Hannover Rueckversicherung                               16,900   $   517,003
   Hochtief                                                  9,800       335,327
   Linde                                                     6,000       400,389
   Rhoen Klinikum                                           36,000       734,750
   Siemens                                                   8,600       484,696
   Software                                                  8,100       493,007
                                                                     -----------
                                                                       6,169,108
                                                                     -----------
GREECE - 1.1%
   OPAP                                                     16,900       492,093
                                                                     -----------
HONG KONG - 1.8%
   Chinese Estates Holdings                                108,000       132,369
   First Pacific                                         1,100,000       395,673
   KHD Humboldt Wedag International *                       20,000       198,600
   Kingboard Chemical Holdings                              74,000       119,122
                                                                     -----------
                                                                         845,764
                                                                     -----------
IRELAND - 2.0%
   Allied Irish Banks                                       79,000       113,049
   Experian                                                130,000       804,888
                                                                     -----------
                                                                         917,937
                                                                     -----------
JAPAN - 22.5%
   Air Water                                               118,500       957,228
   Alfresa Holdings                                         25,000     1,061,128
   Astellas Pharma                                          20,000       757,458
   East Japan Railway                                       18,000     1,220,896
   Japan Petroleum Exploration                              10,000       461,276
   Jupiter Telecommunications                                1,000       945,557
   Komatsu                                                  42,000       433,717
   Mitsubishi                                               43,800       578,941
   Nintendo                                                  2,900       899,293
   Sankyo                                                   24,600     1,180,170
   Sumitomo Heavy Industries                               151,000       479,520
   Sumitomo Metal Industries                               158,000       316,231

THE ADVISORS' INNER CIRCLE FUND                               TS&W INTERNATIONAL
                                                                EQUITY PORTFOLIO
                                                    JANUARY 31, 2009 (UNAUDITED)

COMMON STOCK - CONTINUED

                                                          SHARES        VALUE
                                                        ----------   -----------
JAPAN - CONTINUED
   Suzuki Motor                                             37,700   $   509,080
   Tokyo Steel Manufacturing                                47,000       460,816
   Toyota Motor ADR                                          3,125       198,469
                                                                     -----------
                                                                      10,459,780
                                                                     -----------
MEXICO - 2.2%
   Embotelladoras Arca                                     287,300       511,786
   Fomento Economico Mexicano ADR                           17,500       492,625
                                                                     -----------
                                                                       1,004,411
                                                                     -----------
NETHERLANDS - 4.2%
   Royal Dutch Shell, Cl A                                  42,000     1,041,404
   Wolters Kluwer                                           50,000       899,577
                                                                     -----------
                                                                       1,940,981
                                                                     -----------
NORWAY - 0.6%
   Orkla                                                    45,500       303,060
                                                                     -----------
RUSSIA - 0.5%
   Gazprom OAO                                              16,500       212,982
                                                                     -----------
SINGAPORE - 1.7%
   SIA Engineering                                         440,000       592,432
   Singapore Petroleum                                     135,000       215,840
                                                                     -----------
                                                                         808,272
                                                                     -----------
SOUTH KOREA - 3.2%
   LG Telecom                                              108,000       721,995
   SK Telecom                                                5,000       746,073
                                                                     -----------
                                                                       1,468,068
                                                                     -----------
SPAIN - 2.3%
   Telefonica                                               44,700       793,155
   Viscofan                                                 14,000       262,854
                                                                     -----------
                                                                       1,056,009
                                                                     -----------
SWEDEN - 3.0%
   Investor, Cl B, Ser B                                    68,600       801,709
   Nordea Bank                                              53,000       282,621

THE ADVISORS' INNER CIRCLE FUND                               TS&W INTERNATIONAL
                                                                EQUITY PORTFOLIO
                                                    JANUARY 31, 2009 (UNAUDITED)

COMMON STOCK - CONTINUED

                                                          SHARES        VALUE
                                                        ----------   -----------
SWEDEN - CONTINUED
   Saab, Cl B, Ser B                                        33,252   $   313,894
                                                                     -----------
                                                                       1,398,224
                                                                     -----------
SWITZERLAND - 8.7%
   Actelion *                                                5,500       298,262
   Baloise Holding                                           7,900       489,771
   Barry Callebaut                                             652       291,534
   Nestle                                                   29,500     1,018,797
   Novartis                                                 30,000     1,231,865
   Zurich Financial Services                                 4,000       720,750
                                                                     -----------
                                                                       4,050,979
                                                                     -----------
THAILAND - 0.8%
   Bangkok Bank NVDR                                       184,000       375,362
                                                                     -----------
TURKEY - 2.2%
   Coca-Cola Icecek                                        105,000       483,265
   Turkcell Iletisim Hizmet ADR                             40,000       526,800
                                                                     -----------
                                                                       1,010,065
                                                                     -----------
UNITED KINGDOM - 13.5%
   Anglo American                                           12,285       219,844
   Aviva                                                    90,747       407,840
   BHP Billiton                                             17,300       585,259
   BP ADR                                                   35,000     1,486,450
   Diageo ADR                                                7,350       399,399
   HSBC Holdings                                             9,924        77,606
   QinetiQ                                                 225,000       484,939
   Rio Tinto                                                 8,974       191,851
   Rolls-Royce Group                                        85,000       403,659
   Tesco                                                   145,000       745,487
   Vodafone Group                                          400,000       739,081
   Willis Group                                             21,000       519,960
                                                                     -----------
                                                                       6,261,375
                                                                     -----------

THE ADVISORS' INNER CIRCLE FUND                               TS&W INTERNATIONAL
                                                                EQUITY PORTFOLIO
                                                    JANUARY 31, 2009 (UNAUDITED)

COMMON STOCK - CONCLUDED

                                                          SHARES        VALUE
                                                        ----------   -----------
UNITED STATES - 3.1%
   Philip Morris International                              39,500   $ 1,467,425
                                                                     -----------
   TOTAL COMMON STOCK
      (Cost $66,827,001)                                              46,121,013
                                                                     -----------
   TOTAL INVESTMENTS - 99.2%
      (Cost $66,827,001) +                                           $46,121,013
                                                                     ===========

PERCENTAGES ARE BASED ON NET ASSETS OF $46,493,148.

*    NON-INCOME PRODUCING SECURITY.

ADR  - AMERICAN DEPOSITARY RECEIPT
CL   - CLASS
NVDR - NON-VOTING DEPOSITORY RECEIPT
SER  - SERIES

+    AT JANUARY 31, 2009, THE TAX BASIS COST OF THE PORTFOLIO'S INVESTMENTS WAS
$66,827,001, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $1,535,143 AND $(22,241,131), RESPECTIVELY.

FOR INFORMATION ON THE PORTFOLIO'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE PORTFOLIO'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

TSW-QH-002-1100

                SEE END OF FORM N-Q FILING FOR FAS 157 DISCLOSURE

In September, 2006, the Financial Accounting Standards Board ("FASB") released Statement of Financial Accounting Standards ("SFAS") No. 157, which provides enhanced guidance for using fair value to measure assets and liabilities. The Funds adopted SFAS No. 157 on November 1, 2008. SFAS No. 157 establishes a fair value hierarchy and specifies that a valuation technique used to measure fair value shall maximize the use of observable inputs and minimize the use of unobservable inputs. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy under SFAS No. 157 are described below:

     - Level 1 -- Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

     - Level 2 -- Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

     - Level 3 -- Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

As required by SFAS No.157, investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement. The table below sets forth information about the level within the fair value hierarchy at which the Fund's investments are measured at January 31, 2009:

INVESTMENTS IN SECURITIES          LEVEL 1       LEVEL 2     LEVEL 3      TOTAL
-------------------------        -----------   -----------   -------   -----------
Equity Portfolio                 $34,251,124   $        --     $--     $34,251,124
Fixed Income Portfolio             4,119,243    41,385,836      --      45,505,079
International Equity Portfolio     8,953,384    37,167,629*     --      46,121,013

* REPRESENTS SECURITIES TRADING PRIMARILY OUTSIDE THE UNITED STATES, THE VALUES OF WHICH WERE ADJUSTED AS A RESULT OF SIGNIFICANT MARKET MOVEMENT FOLLOWING THE CLOSE OF LOCAL TRADING.

ITEM 2.   CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.


--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                 The Advisors' Inner Circle Fund


By (Signature and Title)                     /s/ Philip T. Masterson
                                             -----------------------------
                                             Philip T. Masterson
                                             President

Date: March 27, 2009


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)                     /s/ Philip T. Masterson
                                             -----------------------------
                                             Philip T. Masterson
                                             President

Date: March 27, 2009

By (Signature and Title)                     /s/ Michael Lawson
                                             -----------------------------
                                             Michael Lawson
                                             Treasurer, Controller & CFO

Date: March 27, 2009